Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Australia (4.2%)
*	James Hardie Industries plc	183,307	6,887
*	Xero Ltd.	70,674	5,059
	ASX Ltd.	118,264	5,056
	Charter Hall Group	590,401	4,605
	Netwealth Group Ltd.	354,634	3,852
	Deterra Royalties Ltd.	794,445	2,861
	Iluka Resources Ltd.	601,891	2,811
	Stockland	933,424	2,756
*	Bellevue Gold Ltd.	3,113,008	2,693
	National Storage REIT	1,625,613	2,438
	Orora Ltd.	1,268,816	2,306
	Whitehaven Coal Ltd.	367,407	2,009
	Liberty Financial Group Ltd.	709,088	1,930
*,1	Metals Acquisition Ltd. Class A	145,253	1,888
*	Tyro Payments Ltd.	2,591,354	1,838
	Credit Corp. Group Ltd.	146,717	1,631
	Seven Group Holdings Ltd.	65,283	1,528
	Nufarm Ltd.	346,996	1,251
	Reliance Worldwide Corp. Ltd.	435,934	1,192
*	SiteMinder Ltd.	313,179	1,071
*	De Grey Mining Ltd.	1,044,404	831
	Ansell Ltd.	43,876	690
	Brickworks Ltd.	32,878	628
	CSR Ltd.	125,059	563
*,1	Vulcan Energy Resources Ltd.	304,073	421
	Worley Ltd.	26,350	253
*	Omni Bridgeway Ltd.	276,625	241
			59,289
Austria (1.2%)
	DO & CO AG	50,174	6,998
[2]	BAWAG Group AG	126,640	6,520
	Addiko Bank AG	157,957	2,498
	Wienerberger AG	34,362	1,165
			17,181
Belgium (2.8%)
	Warehouses De Pauw CVA	306,312	8,962
	D'ieteren Group	39,260	7,931
	Azelis Group NV	273,952	5,641
	KBC Ancora	95,361	4,392
	Barco NV	243,773	4,050
	Recticel SA	274,689	3,396

		Shares	Market Value ($000)
	Melexis NV	29,301	2,510
	Lotus Bakeries NV	226	1,926
			38,808
Brazil (0.7%)
	TIM SA	697,300	2,440
	TOTVS SA	381,000	2,424
	Rumo SA	464,002	2,160
[2]	LWSA SA	1,604,800	1,769
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	81,000	1,289
			10,082
Canada (2.9%)
*	Kinaxis Inc.	67,607	8,233
	Nuvei Corp.	222,405	5,402
*	Docebo Inc.	107,648	4,727
	Lundin Mining Corp.	449,708	3,673
	Colliers International Group Inc.	30,654	3,598
	Stelco Holdings Inc.	95,635	3,070
*	Lightspeed Commerce Inc. (XTSE)	108,851	2,009
*,1	EcoSynthetix Inc.	492,021	1,848
*	Lightspeed Commerce Inc.	86,990	1,604
	Parex Resources Inc.	79,280	1,313
	Enerplus Corp.	84,189	1,222
*	Advantage Energy Ltd.	178,781	1,173
*	NuVista Energy Ltd.	143,867	1,115
*	Faraday Copper Corp.	2,228,647	945
*,1	Boat Rocker Media Inc.	741,886	607
*	MEG Energy Corp.	22,158	419
			40,958
China (0.7%)
*	Tongcheng Travel Holdings Ltd.	1,460,400	2,979
	Beijing Enterprises Holdings Ltd.	702,000	2,541
	Yuexiu Property Co. Ltd.	2,207,707	1,382
	China Datang Corp. Renewable Power Co. Ltd. Class H	4,713,000	1,021
	Kanzhun Ltd. ADR	59,701	830
	Minth Group Ltd.	443,885	720
*	Zai Lab Ltd. ADR	29,833	643
			10,116
Denmark (0.6%)
*	ALK-Abello A/S Class B	196,597	3,172
*	Zealand Pharma A/S	33,782	2,308
	Dfds A/S	41,138	1,394
*	Ascendis Pharma A/S ADR	7,098	922
*,3	OW Bunker A/S	1,000,000	—
			7,796
Finland (0.5%)
	Kemira OYJ	155,902	2,918
	Kojamo OYJ	153,550	1,820
*	Nanoform Finland plc	327,388	1,060
	Nokian Renkaat OYJ	66,882	603
			6,401
France (2.9%)
	Nexans SA	80,139	7,294
	Trigano SA	42,439	6,685
*	JCDecaux SE	305,606	6,348
*	Air France-KLM	372,148	4,744
	Kaufman & Broad SA	86,616	2,564

		Shares	Market Value ($000)
	Technip Energies NV	109,170	2,260
	Wendel SE	22,233	2,016
	Rubis SCA	78,860	1,994
[2]	ALD SA	220,555	1,470
	Gaztransport Et Technigaz SA	8,127	1,139
	Valeo SE	76,098	993
*	Vallourec SACA	62,702	897
	Vicat SACA	19,751	768
	Imerys SA	13,223	440
*	Cellectis SA ADR	122,028	366
*,1	Cellectis SA	60,983	178
			40,156
Germany (5.4%)
*	Hypoport SE	56,829	12,071
	CTS Eventim AG & Co. KGaA	113,569	7,686
	Gerresheimer AG	55,251	5,633
	Hensoldt AG	186,706	5,605
[2]	Befesa SA	158,026	5,553
*	HelloFresh SE	401,345	5,308
	United Internet AG (Registered)	168,855	4,426
	Stabilus SE	62,248	4,362
	AIXTRON SE	110,442	4,110
	Jenoptik AG	111,979	3,497
*	Schott Pharma AG & Co. KGaA	84,412	3,282
	Stemmer Imaging AG	83,266	2,867
*	Tonies SE Class A	423,951	2,190
	Bertrandt AG	28,122	1,504
*	MorphoSys AG	32,996	1,382
	KION Group AG	28,129	1,283
	New Work SE	18,663	1,241
[1,2]	Aumann AG	65,518	1,129
*	Immatics NV	88,705	1,008
*,2	Auto1 Group SE	191,701	798
*	Cherry SE	149,681	476
*	Veganz Group AG	15,898	378
*	Jumia Technologies AG ADR	63,864	185
			75,974
Hong Kong (1.2%)
	Dah Sing Financial Holdings Ltd.	2,449,731	4,934
	Kerry Properties Ltd.	2,168,000	3,443
	Johnson Electric Holdings Ltd.	1,783,063	2,338
	Techtronic Industries Co. Ltd.	219,500	2,331
[2]	Crystal International Group Ltd.	3,786,500	1,437
	Wharf Holdings Ltd.	431,094	1,260
	Dah Sing Banking Group Ltd.	1,469,600	883
*	Hypebeast Ltd.	9,857,300	235
			16,861
India (2.2%)
	Apollo Hospitals Enterprise Ltd.	151,500	11,585
	Oberoi Realty Ltd.	556,496	8,878
*	CreditAccess Grameen Ltd.	307,276	5,897
*	MakeMyTrip Ltd.	32,668	1,810
[2]	IndiaMart InterMesh Ltd.	56,859	1,726
*	PVR Inox Ltd.	76,009	1,330
			31,226
Ireland (0.9%)
[1]	Bank of Ireland Group plc	933,780	8,587

		Shares	Market Value ($000)
[1]	Smurfit Kappa Group plc	105,765	3,941
			12,528
Israel (1.3%)
*	Wix.com Ltd.	56,125	7,121
	Maytronics Ltd.	413,741	4,539
	Melisron Ltd.	46,470	3,408
*	Nayax Ltd.	130,116	3,178
			18,246
Italy (4.1%)
	Reply SpA	108,726	14,908
	Brunello Cucinelli SpA	116,416	11,541
[2]	Technogym SpA	520,601	5,155
	PRADA SpA	630,500	3,910
	De' Longhi SpA	113,911	3,690
[2]	BFF Bank SpA	308,722	3,336
	Italgas SpA	485,422	2,768
	Stevanato Group SpA	81,389	2,583
*	Technoprobe SpA	240,565	2,391
	Moncler SpA	32,176	1,979
	DiaSorin SpA	20,509	1,886
	Banca Mediolanum SpA	152,636	1,562
	Buzzi SpA	39,762	1,352
*,1	Eurogroup Laminations SpA	218,972	713
*	Banca Monte dei Paschi di Siena SpA	141,843	498
			58,272
Japan (28.5%)
	SBI Holdings Inc.	426,400	10,475
	Trusco Nakayama Corp.	609,400	10,411
	NEC Networks & System Integration Corp.	580,400	9,373
	Ai Holdings Corp.	557,000	9,350
	Japan Material Co. Ltd.	542,400	9,165
	Nifco Inc.	333,932	8,666
	Sumitomo Forestry Co. Ltd.	278,600	8,190
	Aica Kogyo Co. Ltd.	350,500	8,121
	Rorze Corp.	72,300	8,030
	Nippon Densetsu Kogyo Co. Ltd.	550,700	7,639
	Miura Co. Ltd.	397,100	7,256
	Harmonic Drive Systems Inc.	298,700	7,239
	Kissei Pharmaceutical Co. Ltd.	327,300	6,989
	Glory Ltd.	334,800	6,917
	KOMEDA Holdings Co. Ltd.	360,900	6,917
	GMO internet group Inc.	378,400	6,820
	Hikari Tsushin Inc.	38,195	6,655
	FP Corp.	338,300	6,554
	Marui Group Co. Ltd.	361,002	5,969
	DMG Mori Co. Ltd.	298,100	5,969
	OBIC Business Consultants Co. Ltd.	117,600	5,687
	Megachips Corp.	175,600	5,670
	TechnoPro Holdings Inc.	242,500	5,591
	Nippon Shinyaku Co. Ltd.	157,800	5,575
	Daifuku Co. Ltd.	263,900	5,204
	Fukushima Galilei Co. Ltd.	146,400	5,099
*	Kyushu Electric Power Co. Inc.	669,600	5,015
	Shimamura Co. Ltd.	45,500	4,992
	Kyoto Financial Group Inc.	298,600	4,963
	Kureha Corp.	248,400	4,755
	Hakuhodo DY Holdings Inc.	606,700	4,660

		Shares	Market Value ($000)
	Ulvac Inc.	92,400	4,522
	Sega Sammy Holdings Inc.	289,411	4,259
	Musashi Seimitsu Industry Co. Ltd.	374,300	4,248
	Obara Group Inc.	154,400	4,200
*	Raksul Inc.	539,600	4,187
	Tsugami Corp.	488,700	3,947
	ABC-Mart Inc.	222,015	3,848
	Daito Trust Construction Co. Ltd.	33,215	3,778
*,1	Bengo4.com Inc.	137,300	3,707
	Shiga Bank Ltd.	140,100	3,483
	GMO Financial Gate Inc.	50,610	3,483
	Asahi Intecc Co. Ltd.	182,106	3,460
	KH Neochem Co. Ltd.	221,600	3,453
	Infomart Corp.	1,259,000	3,379
*	Sansan Inc.	359,139	3,343
*,1	Oisix ra daichi Inc.	353,300	3,342
	Tokyu Fudosan Holdings Corp.	494,200	3,305
*	Rakuten Bank Ltd.	205,400	3,202
	Nittoku Co. Ltd.	242,200	3,048
	LaSalle Logiport REIT	2,949	2,986
	Katitas Co. Ltd.	233,700	2,906
	eGuarantee Inc.	211,300	2,754
	en Japan Inc.	148,900	2,752
*	Appier Group Inc.	233,700	2,734
	Nikon Corp.	261,185	2,666
	Comforia Residential REIT Inc.	1,262	2,645
*	WealthNavi Inc.	217,400	2,502
	Iriso Electronics Co. Ltd.	105,100	2,458
	Tokyo Ohka Kogyo Co. Ltd.	107,400	2,453
	ASKUL Corp.	180,000	2,433
	Japan Airport Terminal Co. Ltd.	60,700	2,411
	Optex Group Co. Ltd.	194,000	2,409
*	GA Technologies Co. Ltd.	228,000	2,185
*,1	SRE Holdings Corp.	96,000	2,167
	JSR Corp.	79,161	2,159
	Koito Manufacturing Co. Ltd.	140,350	2,149
	Mani Inc.	153,200	2,128
*	Jade Group Inc.	155,200	2,038
	Niterra Co. Ltd.	73,900	1,990
	JMDC Inc.	72,800	1,926
	Asics Corp.	61,300	1,863
[1]	Kamakura Shinsho Ltd.	437,000	1,851
	Sojitz Corp.	77,180	1,822
	Casio Computer Co. Ltd.	210,000	1,811
	Ebara Corp.	28,900	1,810
	Shinko Electric Industries Co. Ltd.	45,900	1,697
	Heiwa Real Estate Co. Ltd.	60,600	1,602
	Digital Garage Inc.	60,800	1,466
*	Outsourcing Inc.	124,500	1,454
	PALTAC Corp.	44,300	1,349
	Amada Co. Ltd.	121,600	1,312
	Sumitomo Heavy Industries Ltd.	50,300	1,305
	Shima Seiki Manufacturing Ltd.	128,300	1,305
	Canon Marketing Japan Inc.	42,400	1,290
	Kawasaki Heavy Industries Ltd.	56,400	1,277
*	Kokusai Electric Corp.	48,800	1,248
	Lixil Corp.	92,500	1,236
[1]	Kitanotatsujin Corp.	768,500	1,204

		Shares	Market Value ($000)
	Kokuyo Co. Ltd.	74,300	1,197
	Air Water Inc.	88,400	1,168
*,1	JTOWER Inc.	37,800	1,165
	Fukuyama Transporting Co. Ltd.	41,600	1,151
	NOF Corp.	25,400	1,147
	Kyudenko Corp.	29,600	1,126
	Taiyo Yuden Co. Ltd.	46,400	1,121
	COMSYS Holdings Corp.	49,200	1,077
	THK Co. Ltd.	54,700	1,052
	Kansai Paint Co. Ltd.	62,700	1,048
	EXEO Group Inc.	46,900	1,047
	Simplex Holdings Inc.	56,050	1,022
*	Freee KK	53,700	1,011
	IHI Corp.	51,300	981
	Anicom Holdings Inc.	233,900	929
	Square Enix Holdings Co. Ltd.	23,335	912
	JGC Holdings Corp.	76,700	898
*,1	Visional Inc.	14,263	893
	Kurita Water Industries Ltd.	24,300	887
*	Istyle Inc.	302,200	846
[1]	Snow Peak Inc.	139,500	842
	Mitsubishi Gas Chemical Co. Inc.	50,900	831
	Shin-Etsu Polymer Co. Ltd.	75,100	826
	Sanwa Holdings Corp.	53,700	821
	Sumitomo Bakelite Co. Ltd.	16,500	820
	Inaba Denki Sangyo Co. Ltd.	34,200	817
	Resonac Holdings Corp.	34,700	692
[1]	CellSource Co. Ltd.	76,300	642
	SHO-BOND Holdings Co. Ltd.	14,400	641
	Inter Action Corp.	85,000	641
	ADEKA Corp.	32,700	640
	Daicel Corp.	65,100	638
	GMO Payment Gateway Inc.	10,580	638
	MIRAIT ONE Corp.	47,900	633
	Kinden Corp.	35,600	593
	NGK Insulators Ltd.	46,600	582
	Yokogawa Bridge Holdings Corp.	30,000	581
	UBE Corp.	34,600	575
	INFRONEER Holdings Inc.	53,700	561
	Yamazen Corp.	65,300	558
	Taiheiyo Cement Corp.	26,100	537
	Sundrug Co. Ltd.	17,500	528
	Lintec Corp.	27,600	523
	NSK Ltd.	94,600	516
	Penta-Ocean Construction Co. Ltd.	95,800	513
*	Demae-Can Co. Ltd.	173,600	494
	Nippon Shokubai Co. Ltd.	12,300	463
	Teijin Ltd.	49,200	453
	Denka Co. Ltd.	20,700	361
	Japan Steel Works Ltd.	19,900	328
	Ichikoh Industries Ltd.	35,300	140
			400,969
Mexico (0.2%)
	Corp. Inmobiliaria Vesta SAB de CV	883,688	3,360
Netherlands (1.5%)
*,2	Alfen NV	74,178	4,486
	TKH Group NV	100,114	4,031

		Shares	Market Value ($000)
	ASM International NV	6,410	3,553
	Allfunds Group plc	436,962	3,133
	BE Semiconductor Industries NV	16,459	2,473
*	Merus NV	44,652	1,593
	Arcadis NV	14,339	787
	Koninklijke Vopak NV	19,516	610
	Corbion NV	26,046	504
			21,170
New Zealand (0.2%)
*	Volpara Health Technologies Ltd.	2,937,083	2,145
	Fletcher Building Ltd.	320,835	884
			3,029
Norway (0.5%)
	Borregaard ASA	237,549	4,040
	Aker ASA Class A	23,122	1,374
*	Seadrill Ltd.	15,796	683
	TGS ASA	59,856	583
	Subsea 7 SA	12,203	164
			6,844
Other (0.4%)
	iShares MSCI EAFE Small-Cap ETF	89,176	5,378
Philippines (0.2%)
	Wilcon Depot Inc.	6,674,000	2,598
Poland (0.2%)
	Grupa Pracuj SA	178,398	2,805
Portugal (0.0%)
*	Banco Comercial Portugues SA	1,612,988	469
Singapore (0.8%)
*	SATS Ltd.	1,609,777	3,287
	UOL Group Ltd.	645,000	2,995
	Venture Corp. Ltd.	241,400	2,405
	Keppel DC REIT	1,855,700	2,330
	ComfortDelGro Corp. Ltd.	769,900	801
			11,818
Slovenia (0.2%)
	Nova Ljubljanska Banka dd GDR	128,437	2,542
South Africa (0.1%)
	Thungela Resources Ltd.	160,403	1,010
South Korea (1.3%)
*	Koh Young Technology Inc.	432,885	5,648
*	Park Systems Corp.	31,495	4,050
*	Douzone Bizon Co. Ltd.	97,409	3,487
*	Hana Tour Service Inc.	48,961	2,337
*	Hankook Tire & Technology Co. Ltd.	41,189	1,577
	Hanon Systems	142,582	665
*	Wantedlab Inc.	89,603	646
	SNT Motiv Co. Ltd.	10,581	351
			18,761
Spain (1.1%)
	Bankinter SA	1,196,991	7,390
	Fluidra SA	283,661	6,141

		Shares	Market Value ($000)
	Almirall SA	199,417	1,892
*	Arima Real Estate SOCIMI SA	61,646	440
			15,863
Sweden (4.9%)
	Hemnet Group AB	358,194	9,670
	AddTech AB Class B	458,775	9,464
	Avanza Bank Holding AB	377,969	7,592
	Trelleborg AB Class B	229,138	6,974
	HMS Networks AB	116,796	5,138
	Nordnet AB publ	302,662	4,763
[2]	Thule Group AB	181,982	4,631
	INVISIO AB	168,175	3,264
	Paradox Interactive AB	143,461	2,811
	Billerud Aktiebolag	268,982	2,392
*	Xvivo Perfusion AB	64,522	1,793
	SSAB AB Class A	230,010	1,789
*	Surgical Science Sweden AB	101,155	1,729
*	Cint Group AB	1,553,378	1,719
	Fortnox AB	308,444	1,701
*	Castellum AB	107,075	1,379
*,1	VNV Global AB	516,738	872
	Cellavision AB	35,662	690
*,1	Storytel AB Class B	97,407	432
			68,803
Switzerland (4.1%)
	Comet Holding AG (Registered)	20,462	6,747
	Ypsomed Holding AG (Registered)	17,310	6,110
*,2	Sensirion Holding AG	69,496	5,783
	SIG Group AG	264,455	5,536
	Tecan Group AG (Registered)	14,350	5,478
	Siegfried Holding AG (Registered)	5,236	5,216
*,2	Montana Aerospace AG	254,020	4,960
	Bossard Holding AG (Registered) Class A	18,169	4,348
	SKAN Group AG	41,596	3,670
	Bachem Holding AG	47,737	3,196
	Accelleron Industries AG	91,453	2,926
	u-blox Holding AG	24,541	2,419
	Emmi AG (Registered)	1,198	1,255
			57,644
Taiwan (4.5%)
	Global Unichip Corp.	243,000	11,931
	Chroma ATE Inc.	1,562,694	9,988
	Airtac International Group	299,983	8,990
	ASPEED Technology Inc.	90,500	8,889
	Voltronic Power Technology Corp.	120,252	5,142
	Sinbon Electronics Co. Ltd.	496,000	4,084
	Nien Made Enterprise Co. Ltd.	321,000	3,432
	Merida Industry Co. Ltd.	604,000	3,308
	Advantech Co. Ltd.	259,059	2,792
	Nanya Technology Corp.	1,238,000	2,715
	TCI Co. Ltd.	253,000	1,387
			62,658
Thailand (0.1%)
	AEON Thana Sinsap Thailand PCL (Foreign)	334,400	1,428
United Kingdom (16.0%)
	Cranswick plc	188,034	9,584

		Shares	Market Value ($000)
	Games Workshop Group plc	76,513	9,584
	Beazley plc	1,249,478	8,601
	IMI plc	403,571	8,560
	Spectris plc	173,219	8,064
	Rotork plc	1,908,988	7,525
	Weir Group plc	326,625	7,508
*	Wise plc Class A	734,257	7,489
*,2	Trainline plc	1,428,436	5,977
[2]	Sabre Insurance Group plc	3,019,181	5,900
	Diploma plc	136,752	5,637
	Shaftesbury Capital plc	3,332,366	5,614
	Softcat plc	287,626	5,250
	Alpha Group International plc	237,124	4,942
	Hammerson plc	13,573,882	4,632
[2]	ConvaTec Group plc	1,514,957	4,611
	Burford Capital Ltd.	290,040	4,418
	Smart Metering Systems plc	355,669	4,289
	Safestore Holdings plc	406,000	4,228
	RS Group plc	403,122	3,995
[1]	B&M European Value Retail SA	567,378	3,718
*	Immunocore Holdings plc ADR	50,333	3,639
	Telecom Plus plc	197,000	3,620
[2]	Auto Trader Group plc	388,409	3,573
	Halma plc	122,500	3,391
	Britvic plc	278,329	3,102
	Big Yellow Group plc	213,266	3,084
	Pennon Group plc	340,198	3,029
*	Ocado Group plc	438,566	3,004
	Rightmove plc	422,264	2,988
	Redrow plc	388,867	2,954
	Mobico Group plc	2,729,092	2,953
	Tate & Lyle plc	372,065	2,936
	Marks & Spencer Group plc	932,340	2,913
	Greggs plc	85,652	2,885
*,2	Trustpilot Group plc	1,226,909	2,789
	LondonMetric Property plc	1,111,391	2,716
	Keywords Studios plc	120,219	2,514
	IG Group Holdings plc	277,234	2,491
*	Verona Pharma plc ADR	134,396	2,466
*,1	Victoria plc	642,272	2,270
	Howden Joinery Group plc	223,710	2,266
*	Elementis plc	1,254,517	2,248
*	Oxford Nanopore Technologies plc	1,077,983	2,188
	Savills plc	164,414	2,100
*,1	WAG Payment Solutions plc	1,814,830	2,046
	Sirius Real Estate Ltd.	1,737,957	1,996
	WH Smith plc	122,681	1,875
	Intermediate Capital Group plc	79,552	1,794
*,2	Watches of Switzerland Group plc	380,036	1,790
	dotdigital group plc	1,437,079	1,777
	Impax Asset Management Group plc	241,637	1,661
	Bellway plc	46,706	1,627
	Renishaw plc	36,333	1,607
*	Team17 Group plc	458,595	1,569
	Energean plc	122,980	1,478
	Ithaca Energy plc	765,017	1,321
	Dunelm Group plc	83,171	1,146
	Pets at Home Group plc	292,702	1,037

				Shares	Market Value ($000)
*	Molten Ventures plc			339,548	1,028
*,2	Deliveroo plc Class A			561,190	833
	Keller Group plc			69,008	764
*	Synthomer plc			284,993	569
*	Angle plc			1,465,172	297
	Inchcape plc			29,447	254
					224,714
United States (0.2%)
*	Fusion Pharmaceuticals Inc.			148,132	1,721
*	Xenon Pharmaceuticals Inc.			17,452	789
					2,510
Total Common Stocks (Cost $1,241,267)					1,358,267
		Coupon
Temporary Cash Investments (5.3%)
Money Market Fund (5.0%)
[4,5]	Vanguard Market Liquidity Fund	5.410%		702,032	70,196
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.3%)
	Goldman Sachs & Co. (Dated 1/31/24, Repurchase Value $3,601,000, collateralized by Ginnie Mae 2.500%, 1/20/51, and U.S. Treasury Note/Bond 4.375%, 5/15/40, with a value of $3,672,000)	5.300%	2/1/24	3,600	3,600
Total Temporary Cash Investments (Cost $73,782)					73,796
Total Investments (101.9%) (Cost $1,315,049)					1,432,063
Other Assets and Liabilities—Net (-1.9%)					(26,729)
Net Assets (100%)					1,405,334
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,872,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $74,226,000, representing 5.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $31,685,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	181	20,209	52
MSCI Emerging Market Index	March 2024	154	7,552	(189)
				(137)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	88,025	1,270,242	—	1,358,267
Temporary Cash Investments	70,196	3,600	—	73,796
Total	158,221	1,273,842	—	1,432,063

Derivative Financial Instruments
Assets
Futures Contracts[1]	52	—	—	52
Liabilities
Futures Contracts[1]	189	—	—	189
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.